UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2007

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		May 7, 2007


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	104285
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
3M COMPANY				COM			604059105	2249		29430	SH		SOLE			25655		0	3775
ALBEMARLE CORP				COM			012653101	 289		 7000	SH		SOLE			 7000		0	   0
ALLTEL CORPORATION			COM			020039103	3075		49600	SH		SOLE			44050		0	5550
AMERICAN EXPRESS COMPANY		COM			025816109	1297		23000	SH		SOLE			20000		0	3000
AMERICAN INTERNATIONAL GROUP		COM			026874107	 461		 6857	SH		SOLE		 	 6857		0	   0
AMERICAN LAND LEASE			COM			027118108	1970		78800	SH		SOLE			70600		0	8200
AMGEN INC				COM			031162100	2264		40507	SH		SOLE			34677		0	5830
BANKAMERICA CORP			COM			066050105	3765		73788	SH		SOLE			64587		0	9201
BAXTER INTERNATIONAL INC		COM			071813109	3136		59550	SH		SOLE			52650		0	6900
BB&T CORPORATION			COM			054937107	1853		45172	SH		SOLE			44784		0	 388
BERKSHIRE HATHAWAY CL B			COM			084670207	2075		  570	SH		SOLE		  	  493		0	  77
BP PLC 					SPONSORED ADR		055622104	3154		48715	SH		SOLE			44209		0	4506
CAPITAL ONE FINANCIAL			COM			14040H105	2395		31740	SH		SOLE			27790		0	3950
CHEVRONTEXACO CORP			COM			166764100	 319		 4307	SH		SOLE		 	 2786		0	1521
CISCO SYSTEMS				COM			17275R102	 223		 8745	SH		SOLE		 	 7345		0	1400
CITIGROUP INC				COM			172967101	 369		 7197	SH		SOLE		 	 7197		0	   0
COMCAST CORP CLASS A			COM			200300101	3096		119324	SH		SOLE			105274		0      14050
DISNEY WALT HOLDING COMPANY		COM			254687106	3110		90316	SH		SOLE			82101		0	8215
DOMINION RESOURCES VA			COM			257470104	3384		38120	SH		SOLE			33280		0	4840
EXXON MOBIL CORP			COM			30231G102	4230		56069	SH		SOLE			47929		0	8140
FPL GROUP INC				COM			302571104	 725		11850	SH		SOLE			10850		0	1000
FIRST DATA CORP				COM			319963104	1567		58250	SH		SOLE			52450		0	5800
GANNETT CO INC DEL			COM			364730101	1950		34640	SH		SOLE			30765		0	3875
GENERAL ELECTRIC COMPANY		COM			369604103	3428		96944	SH		SOLE			85309		0      11635
HEALTH MGMT ASSOC INC			COM			421933102	 832		76500	SH		SOLE			67750		0       8750
HEWLETT-PACKARD COMPANY			COM			428236103	3169		78957	SH		SOLE			70957		0	8000
HILB ROGAL & HOBBS COMPANY		COM			431294107	3007		61312	SH		SOLE			54012		0	7300
INTEL CORPORATION			COM			458140100	2531	       132283	SH		SOLE			115733		0      16550
JOHNSON & JOHNSON			COM			478160104	2928		48594	SH		SOLE			42513		0	6081
KROGER COMPANY				COM			501044101	2278		80650	SH		SOLE			70150		0      10500
LIBERTY MEDIA HOLDING-CAPITAL A		COM			53071M302	1170		10576	SH		SOLE			 9441		0	1135
LIBERTY MEDIA HLDG-INTERACTIVE		COM			53071M104	1274		53484	SH		SOLE			47809		0	5675
LOWES COMPANIES, INC.			COM			548661107	2195		69700	SH		SOLE			61650		0	8050
MANOR CARE INC				COM			404134108	1975		36327	SH		SOLE			32277		0	4050
MARRIOTT INTERNATIONAL INC		COM			571903202	2186		44650	SH		SOLE			38850		0	5800
MCCORMICK & COMPANY			COM			579780206	2273		59000	SH		SOLE			51650		0	7350
MCGRAW-HILL COS INC			COM			580645109	1286		20450	SH		SOLE			19050		0	1400
MEDTRONIC INC				COM			585055106	 768		15647	SH		SOLE			14147		0	1500
MICROSOFT CORP				COM			594918104	3438	       123348	SH		SOLE			109563		0      13785
PAYCHEX INC				COM			718507106	 460		12159	SH		SOLE			12159		0	   0
PEPSICO INC				COM			713448108	 276		 4338	SH		SOLE			 4338		0	   0
PFIZER INC				COM			717081103	 394		15579	SH		SOLE			15379		0	 200
PIEDMONT NATURAL GAS COMPANY		COM			720186105	 971		36800	SH		SOLE			30200		0	6600
PROCTOR & GAMBLE CO			COM			742718109	 589		 9330	SH		SOLE			 7757		0	1573
ROYAL DUTCH SHELL PLC			SPONS ADR A		780257804	 249		 3763	SH		SOLE			 3763		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	2748		63657	SH		SOLE			56423		0	7234
SCHLUMBERGER LIMITED			COM			806857108	2609		37750	SH		SOLE			32650		0	5100
SMITHFIELD FOODS INC			COM			832248108	3041	       101550	SH		SOLE			90350		0      11200
SUNTRUST BANKS INC			COM			867914103	 687		 8276	SH		SOLE			 7976		0	 300
TIME WARNER INC				COM			887315109	2445	       124000	SH		SOLE			110000		0      14000
WACHOVIA CORPORATION			COM			929771103	3029		55019	SH		SOLE			51119		0	3900
WASTE MGMT INC DEL			COM			94106L109	3449	       100225	SH		SOLE			88925		0      11300
WESTERN UN CO				COM			959802109	1241		56550	SH		SOLE			50750		0	5800
WYETH					COM			983024100	 403		 8050	SH		SOLE			 8050		0	   0